Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative financial instruments [abstract]
Derivative financial instruments
13	Derivative financial instruments

Details of derivative financial instruments are as follows:

	As at 31 December
	2020	2019
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	184,458	82,367
－Hedging instruments for cash flow hedge (exchange forward contracts)	275	4,319
－Financial instruments at fair value through profit or loss (fuel swap contracts)	—	4,601

Total	184,733	91,287

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	74,551	15,101
－Hedging instruments for cash flow hedge (exchange forward contracts)	3	1,275

Total non-current portion	74,554	16,376

Current portion	110,179	74,911

Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	45,111	243,045
－Hedging instruments for cash flow hedge (exchange forward contracts)	68,853	42,082
－Hedging instruments for cash flow hedge (interest rate swap contracts)	181,037	162,594
－Financial instruments at fair value through profit or loss (fuel swap contracts)	—	2,987

Total	295,001	450,708

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	10,358	39,684
－Hedging instruments for cash flow hedge (exchange forward contracts)	17,551	13,641
－Hedging instruments for cash flow hedge (interest rate swap contracts)	160,230	145,590
－Financial instruments at fair value through profit or loss (fuel swap contracts)	—	1,493

Total non-current portion	188,139	200,408

Total current portion	106,862	250,300

For the years ended 31 December 2020 and 2019, no material ineffective portion arising from cash flow hedges was recognized in profit or loss.

TPG uses foreign currency forward contracts which are designated as hedging instruments in cash flow hedges of purchase in USD. It also uses fuel oil swap contracts to hedge its fuel price risk arising from highly probable forecast purchases of fuel purchases.

13	Derivative financial instruments (continued)

TPG uses various interest rate swap contracts to hedge floating semi-annual interest payments on borrowings with maturity dates up to 2020. TPSTMWR also uses various interest rate swap contracts to hedge floating quarterly interest payments on borrowings with maturity dates up to 2044. The notional principal amount of these outstanding interest rate swap contracts at 31 December 2020 was S$142 million (RMB equivalents of RMB700 million) (2019: S$929 million (RMB equivalents of RMB4,086 million)). Through these arrangements, TPG swapped original floating interest (6-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts were settled semi-annually from September 2011 to March 2020. TPSTMWR swapped original floating interest (3-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts are settled quarterly from September 2019 to June 2044. As at 31 December 2020, the remaining interest rate swap contracts were carried on the consolidated statement of financial position as financial liabilities of RMB181 million (2019: financial liabilities of RMB163 million).

There is an economic relationship between the hedged items and the hedging instruments as the terms of the exchange forward contracts, fuel swap contracts and interest rate swap contracts match the terms of the expected highly probable forecast transactions and borrowings (i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the exchange forward, fuel swaps and interest rate swaps are identical to the hedged risk components. To test the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.

The hedge ineffectiveness can arise from:

(a)	Differences in the timing of the cash flows of the hedged items and the hedging instruments.
(b)	Different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
(c)	The counterparties’ credit risk differently impacting the fair value movements of the hedging instruments and hedged items.
(d)	Changes to the forecasted amount of cash flows of hedged items and hedging instruments.
13	Derivative financial instruments (continued)

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments is as follows:

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2020
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	184,458	184,458	109,907	74,551	—

Forward exchange contracts used for hedging
- inflows		304,090	302,424	1,666	—
- outflows		(303,780)	(302,120)	(1,660)	—

	275	310	304	6	—

Fuel derivatives that do not qualify as hedges (net settlement)	—	—	—	—	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	45,111	(45,111)	(34,753)	(10,358)	—

Forward exchange contracts used for hedging
- inflows		1,918,752	1,498,700	420,052	—
- outflows		(1,986,755)	(1,549,515)	(437,240)	—
	68,853	(68,003)	(50,815)	(17,188)	—
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	181,037	(230,534)	(37,564)	(69,890)	(123,080)

Fuel derivatives that do not qualify as hedges (net settlement)	—	—	—	—	—

13	Derivative financial instruments (continued)

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments are as follows (continued):

			Maturity
	Carrying	Contractual		Between 1 and
	amounts	cash flows	Within 1 year	5 years	After 5 years
As at 31 December 2019
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	82,367	82,367	67,266	15,101	—

Forward exchange contracts used for hedging
- inflows		697,057	585,340	111,717	—
- outflows		(691,081)	(581,248)	(109,833)	—

	4,319	5,976	4,092	1,884	—

Fuel derivatives that do not qualify as hedges (net settlement)	4,601	4,601	4,601	—	—

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	243,045	(243,045)	(203,361)	(39,684)	—

Forward exchange contracts used for hedging
- inflows		2,702,992	2,042,062	660,930	—
- outflows		(2,738,635)	(2,067,617)	(671,018)	—
	42,082	(35,643)	(25,555)	(10,088)	—
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	162,594	(188,162)	(33,497)	(48,412)	(106,253)

Fuel derivatives that do not qualify as hedges (net settlement)	2,987	(2,987)	(1,493)	(1,494)	—